SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Expected volatility	47.25%	52.95%	55.86%
Risk-free interest	2.14%	1.86%	1.74%
Expected life	5 years 3 months 11 days	5 years 3 months 18 days	5 years 5 months 5 days
Minimum [Member]
Expected volatility	41.78%	47.64%	53.32%
Risk-free interest	1.81%	1.11%	1.14%
Expected life	4 years 9 months 7 days	4 years 9 months 4 days	4 years 9 months